Leases - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for amounts included in lease liabilities	$ 2,904	$ 2,200
Expense for variable payments not included in the lease liability	27	27
Short-term lease expense	657	482
Additions to right-of-use assets in the period	$ 5,015	$ 2,451